Results of Shannon Included on Consolidated Statement of Income (Detail) - Shannon Systems $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition Information [Line Items]
Net sales	$ 9,049
Net income	$ 421